Loans and Borrowings - Additional Information (Detail) ₺ in Thousands, € in Thousands, ¥ in Thousands, $ in Thousands								12 Months Ended
	Nov. 29, 2022 CNY (¥)	Nov. 23, 2022 TRY (₺)	Sep. 29, 2022 CNY (¥)	Jun. 24, 2022 EUR (€)	Jun. 03, 2022 USD ($)	Apr. 26, 2022 EUR (€)	Apr. 01, 2022 USD ($)	Dec. 31, 2022 TRY (₺)	Dec. 31, 2021 TRY (₺)	Dec. 31, 2020 TRY (₺)	Dec. 31, 2022 USD ($)	Nov. 03, 2022 TRY (₺)
Loans and borrowings
Amount used								₺ 32,250,009	₺ 26,188,047	₺ 55,229,867
Nominal value of debt securities purchased | $											$ 37,239
Debt securities issuance limit								1,000,000				₺ 1,000,000
Issuance of debt securities		₺ 500,000
Remained limit								₺ 500,000
ING Bank N.V. and AB Svensk Exportkredit
Loans and borrowings
Amount used | $					$ 25,180		$ 23,750
Borrowings, interest rate								1.53%			1.53%
China Development Bank [member]
Loans and borrowings
Amount used	¥ 60,000		¥ 40,000	€ 52,876		€ 100,000
China Development Bank [member] | CNY
Loans and borrowings
Borrowings, interest rate								5.15%			5.15%
China Development Bank [member] | EUR
Loans and borrowings
Borrowings, interest rate description								6M Euribor+2.29
Borrowings, adjustment to variable interest rate								2.29%			2.29%